Related Party Transactions (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 08, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares		20.00%	20.00%
Private placement warrants, description			Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of $9.5 million. Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share.		Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of $9.5 million. Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share.
Warrants price per shares (in Shares)					1.00
Cover expenses		$ 300,000	$ 300,000
Repaid amount	$ 163,000		163,000
Working capital loans			$ 1.5		$ 1,500,000
Business combination price (in Dollars per share)			$ 10.00		$ 10.00
Office space, secretarial and administrative services	$ 10,000		$ 10,000
General and administrative expenses		$ 0	$ 30,000	$ 0	$ 80,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased of ordinary shares (in Shares)		8,625,000
Aggregate price		$ 25,000
Sponsor transferred founder Shares (in Shares)			30,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate ordinary shares of subject to forfeiture (in Shares)			1,125,000		1,125,000
Percentage of issued and outstanding shares			20.00%		20.00%
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)			$ 1.00		$ 1.00
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Aggregate ordinary shares of subject to forfeiture (in Shares)		1,125,000			1,125,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 12.00		$ 12.00
Aggregate ordinary shares of subject to forfeiture (in Shares)		0	25,913,683		22,726,721